DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term debt	$ 369	$ 1,213	$ 135
Long-term debt	22,842	14,004	371
Total indebtness	23,211	15,217	506
Convertible Debenture
Long-term debt	13,646	13,701	0
Vehicle Loans
Short-term debt	186	170	135
Long-term debt	162	233	233
Note Payable
Short-term debt	183	1,043	0
Long-term debt	56	65	138
Note Payable 1
Long-term debt	40	5	$ 0
Note Payable 2
Long-term debt	$ 8,938	$ 0